STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended							12 Months Ended
	Jun. 30, 2012	May 31, 2012 Minimum	May 31, 2012 Maximum	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2012 Class C special stock item	Dec. 31, 2011 Class C special stock	Dec. 31, 2010 Class C special stock	Dec. 31, 2009 Class C special stock	Dec. 31, 2012 Undesignated preferred stock
Stockholders' equity
Common stock, shares authorized				200,000,000				4,687,684
Common stock, par value (in dollars per share)				$ 0.0001				$ 0.0001
Preferred stock, shares authorized												10,000,000
Preferred stock, par value (in dollars per share)												$ 0.0001
Shares issued				24,422,240	18,269,754	13,565,188	8,877,094	65,211	65,214	65,214	65,214
Shares Outstanding				24,422,240	18,269,754			65,211	65,214
Number of votes per share, entitled to its holder								1
Conversion ratio for conversion of units into common stock (as a percent)								100.00%
Exchange price per share (in dollars per share)								$ 15.00
Reverse stock split conversion ratio	0.1667	0.5	0.1
Fractional share payout	$ 658